Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Changes in Warrants

The following is a summary of the changes in warrants for the period from January 1, 2016 to December 31, 2017:

			Number of
	Grant date	Exercise price	warrants	Amount
Balance at January 1, 2016			15,795,422	$1,329
Issuance of warrants (i)
May	May 13 and 27, 2016	$0.245	32,432,425	2,832
Exercise of warrants
July	January 18, 2013	0.08	(55,000)	—
August	October 1, 2013	0.24	(100,000)	(15)
October	October 1, 2013	0.24	(661,505)	(96)
November	October 25, 2015	0.31	(460,877)	(31)
November	January 18, 2013	0.08	(422,443)	(28)
December	December 18, 2013	0.24	(53,347)	(1)
December	January 18, 2013	0.08	(511,252)	(7)
Expiry of warrants			(78,251)	—

Balance at December 31, 2016			45,885,172	$3,983
Exercise of warrants
January	January 30, 2014	0.71	(375,565)	(164)
January	January 18, 2013	0.08	(298,066)	—
March	October 8, 2015	0.31	(1,140,351)	(117)
April	October 28, 2015	0.31	(350,877)	(66)
April	January 18, 2013	0.08	(744,198)	—
May	January 18, 2013	0.08	(165,377)	—
May	October 28, 2015	0.31	(192,982)	(36)
June	January 18, 2013	0.08	(50,000)	—
July	January 18, 2013	0.08	(248,066)	—
July	October 28, 2015	0.31	(157,894)	(30)
August	May 13, 2016	0.245	(2,300,000)	(202)
September	May 27, 2016	0.245	(48,720)	(4)
September	January 18, 2013	0.08	(951,064)	—
November	January 18, 2013	0.08	(133,022)	—
December	January 18, 2013	0.08	(55,126)	—
Expiry of warrants			(19,210)	—

Balance at December 31, 2017			38,654,654	$3,364

(i)	32,432,425 units were issued in two private placements. Each unit consisted of one common share and one common share purchase warrant, for total consideration of $5,978.

Changes in the number of other equity instruments (ie other than share options)

As at December 31, 2017, the Company has outstanding warrants as follows:

Grant date	Number of warrants	Exercise price	Expiry
January 18, 2013	2,981,476	$0.08	January 18, 2018
October 8, 2015	4,101,680	0.31	October 8, 2020
October 23, 2015	1,478,245	0.31	October 23, 2020
October 28, 2015	9,548	0.31	October 28, 2020
May 13, 2016	8,510,812	0.245	May 13, 2021
May 27, 2016	21,572,893	0.245	May 27, 2021

	38,654,654	$0.242